[IVY LEAF LOGO] IVY FUNDS(R)
                         IVY EUROPEAN OPPORTUNITIES FUND
                                 IVY GLOBAL FUND
                        IVY GLOBAL NATURAL RESOURCES FUND
                      IVY GLOBAL SCIENCE & TECHNOLOGY FUND
                            IVY INTERNATIONAL FUND II
                     IVY INTERNATIONAL SMALL COMPANIES FUND
                               IVY PAN-EUROPE FUND
                        Supplement Dated February 2, 2000
                         to Prospectus Dated May 3, 1999

                                        *

         Barbara Trebbi, a senior vice president of IMI, will resign as the co-manager of Ivy Global Fund and manager of the Ivy International Fund II effective March 15, 2000. Ms. Trebbi will continue in her current capacity until that date. Following Ms. Trebbi's departure, IMI's Global and International Equity Teams, which currently are comprised of investment professionals and research analysts, will assume responsibility for managing Ivy Global Fund and Ivy International Fund II, respectively. These teams plan to continue with the same management philosophies and strategies that have been in place for these funds.

                                       *

         THE FIRST PARAGRAPH UNDER "PRINCIPAL INVESTMENT STRATEGIES" relating to Ivy European Opportunities Fund on page 2 is revised in its entirety as follows:

         The Fund normally invests at least 65% of its total assets in the equity securities of European companies, which may include:

          o         companies operating in Europe's emerging markets;

          o small-capitalization companies in the more developed markets of Europe; and

          o large European companies, or European companies of any size that provide special investment opportunities (such as privatized companies, those providing exceptional value, or those engaged in initial public offerings).

                                        *

         THE PARAGRAPH BELOW FOLLOWS "SMALL- AND MEDIUM-SIZED COMPANY RISK" UNDER "PRINCIPAL RISKS" on pages 2, 8 and 12:

         IPO RISK: Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

                                        *

                                     (OVER)

         THE FIRST PARAGRAPH UNDER "PRINCIPAL INVESTMENT STRATEGIES" relating to Ivy Global Science & Technology Fund on page 8 is revised in its entirety as follows:

         The Fund normally invests at least 65% of its total assets in equity securities of companies throughout the world that are expected to profit from the development, advancement and use of science and technology.

         Industries that are likely to be represented in the Fund's portfolio holdings include:

o        Internet;
o        computers and peripheral products;
o        software;
o        electronic components and systems; and
o        telecommunications, media and information services.

         The Fund's management team believes that technology is a fertile growth area, and actively seeks to position the Fund to benefit from this growth by investing in companies of any size that may deliver rapid earnings growth and potentially high investment returns, which may include the purchase of stock in companies engaged in initial public offerings.

                                        *

         THE FIRST PARAGRAPH UNDER "PRINCIPAL INVESTMENT STRATEGIES" relating to Ivy International Small Companies Fund on page 12 is revised in its entirety as follows:

         The Fund invests at least 65% of its assets in the common stock of foreign issuers having total market capitalizations of less than $1 billion.

         The Fund may purchase stock in companies engaged in initial public offerings. In addition, the Fund might engage in foreign currency exchange transactions and forward foreign currency contracts to control its exposure to certain risks.

         The Fund is managed by a team that focuses on both value and growth factors.

                                                         *

         THE   FOLLOWING   IS  INSERTED  AS  THE  LAST   SENTENCE   UNDER  "RISK
CHARACTERISTICS: COMMON STOCKS" on page 18:

         Investors in Ivy European Opportunities Fund, Ivy Global Science & Technology Fund and Ivy International Small Companies Fund should note that these risks are heightened in the case of securities issued through IPOs.

                                                         *

                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                  800.456.5111
                              www.ivymackenzie.com
                         E-mail: invest@ivymackenzie.com

16INTLX0200

                          [IVY LEAF LOGO] IVY FUNDS(R)
                         IVY EUROPEAN OPPORTUNITIES FUND
                                 IVY GLOBAL FUND
                        IVY GLOBAL NATURAL RESOURCES FUND
                      IVY GLOBAL SCIENCE & TECHNOLOGY FUND
                            IVY INTERNATIONAL FUND II
                     IVY INTERNATIONAL SMALL COMPANIES FUND
                               IVY PAN-EUROPE FUND
                              ADVISOR CLASS SHARES
                        Supplement Dated February 2, 2000
                         to Prospectus Dated May 3, 1999

                                                         *

         Barbara Trebbi, a senior vice president of IMI, will resign as the co-manager of Ivy Global Fund and manager of the Ivy International Fund II effective March 15, 2000. Ms. Trebbi will continue in her current capacity until that date. Following Ms. Trebbi's departure, IMI's Global and International Equity Teams, which currently are comprised of investment professionals and research analysts, will assume responsibility for managing Ivy Global Fund and Ivy International Fund II, respectively. These teams plan to continue with the same management philosophies and strategies that have been in place for these funds.

                                        *

         THE FIRST PARAGRAPH UNDER "PRINCIPAL INVESTMENT STRATEGIES" relating to Ivy European Opportunities Fund on page 2 is revised in its entirety as follows:

         The Fund normally invests at least 65% of its total assets in the equity securities of European companies, which may include:

          o         companies operating in Europe's emerging markets;

          o small-capitalization companies in the more developed markets of Europe; and

          o large European companies, or European companies of any size that provide special investment opportunities (such as privatized companies, those providing exceptional value, or those engaged in initial public offerings).

                                        *

         THE PARAGRAPH BELOW FOLLOWS "SMALL- AND MEDIUM-SIZED COMPANY RISK" UNDER "PRINCIPAL RISKS" on pages 2, 8 and 12:

         IPO RISK: Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

                                        *

                                     (OVER)

         THE FIRST PARAGRAPH UNDER "PRINCIPAL INVESTMENT STRATEGIES" relating to Ivy Global Science & Technology Fund on page 8 is revised in its entirety as follows:

         The Fund normally invests at least 65% of its total assets in equity securities of companies throughout the world that are expected to profit from the development, advancement and use of science and technology.

         Industries that are likely to be represented in the Fund's portfolio holdings include:

o        Internet;
o        computers and peripheral products;
o        software;
o        electronic components and systems; and
o        telecommunications, media and information services.

         The Fund's management team believes that technology is a fertile growth area, and actively seeks to position the Fund to benefit from this growth by investing in companies of any size that may deliver rapid earnings growth and potentially high investment returns, which may include the purchase of stock in companies engaged in initial public offerings.

                                        *

         THE FIRST PARAGRAPH UNDER "PRINCIPAL INVESTMENT STRATEGIES" relating to Ivy International Small Companies Fund on page 12 is revised in its entirety as follows:

         The Fund invests at least 65% of its assets in the common stock of foreign issuers having total market capitalizations of less than $1 billion.

         The Fund may purchase stock in companies engaged in initial public offerings. In addition, the Fund might engage in foreign currency exchange transactions and forward foreign currency contracts to control its exposure to certain risks.

         The Fund is managed by a team that focuses on both value and growth factors.

                                        *

         THE   FOLLOWING   IS  INSERTED  AS  THE  LAST   SENTENCE   UNDER  "RISK
CHARACTERISTICS: COMMON STOCKS" on page 18:

         Investors in Ivy European Opportunities Fund, Ivy Global Science & Technology Fund and Ivy International Small Companies Fund should note that these risks are heightened in the case of securities issued through IPOs.

                                        *

                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                  800.456.5111
                              www.ivymackenzie.com
                         E-mail: invest@ivymackenzie.com

16INTLAC0200